Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Debt
Debt

Note 11.  Debt

Short-term debt and current portion of long-term debt at September 30, 2021 and December 31, 2020 consists of the following:

	September 30,	December 31,
	2021	2020
1% Paycheck Protection Program Loan, due May 13, 2022	$—	$2,000,000
1% Small Business Administration Loan, due May 2, 2022	—	2,992,758
Current portion of term loan payable	5,125,000	375,000
Less:
Unamortized debt issuance costs	229,725	—
Short-term debt and current portion of long-term debt	$4,895,275	$5,367,758

The Company accounts for long-term debt net of debt issuance costs. Long-term debt, net of unamortized debt issuance costs and current portion at September 30, 2021 and December 31, 2020 consists of the following:

	September 30,	December 31,
	2021	2020
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025	$5,125,000	$7,218,750
Less:
Unamortized debt issuance costs	229,725	282,512
Current portion of term loan payable, net of debt issuance costs	4,895,275	375,000
Long-term debt, net of unamortized debt issuance costs and current portion	$—	$6,561,238

On May 2, 2020, the Company entered into a Small Business Administration (“SBA”) loan with MUFG Union Bank, N.A. in the amount of $2,992,758, with interest bearing at 1%. The maturity date of the loan is May 2, 2022.

On May 13, 2020, the Company entered into a Paycheck Protection Program (“PPP”) loan with Celtic Bank Corporation in the amount of $2,000,000, with interest bearing at 1%. The maturity date of the loan is May 13, 2022.

The Company recorded a PPP loan as a result of the acquisition of TOI FL on February 12, 2021 with Valley National Bank in the amount of $149,398, with interest bearing at 1%. The maturity date of the loan is May 4, 2022.

The application for the PPP and SBA funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account its current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its future adherence to the forgiveness criteria. Management has performed an assessment and concluded they met the eligibility requirements to participate in the PPP and SBA programs and it is probable they will qualify for forgiveness, as determined by the program administrators within the parameters of the program. The loan proceeds were used to pay for qualifying salaries and were recognized to other revenues in 2020 as qualified expenses were paid. The Company applied for loan forgiveness in December 2020 for the PPP loan and in March 2021 for the SBA loan. Through the TOI FL acquisition, the Company recorded a PPP loan (and corresponding escrow receivable) for which the application for forgiveness was being processed. During the nine months ended September 30, 2021, the Company received notice of forgiveness for each of the PPP and SBA loans. Upon receiving forgiveness, the Company recognized the loan principal balance and accrued interest as a gain on debt extinguishment, with a corresponding write off of the escrow receivable, in the condensed consolidated statements of operation during the nine months ended September 30, 2021.

On February 26, 2020 the Company entered into a credit agreement with MUFG Union Bank (“Credit Agreement”), which allows the Company to borrow up to an aggregate principal amount of $10,000,000 in the form of term loans, revolving credit commitments (“Revolver”), and a letter of credit (“LOC”) facility. The term loans and the Revolver shall bear interest at base rate plus the applicable margin or LIBOR rate plus the applicable margin. The Company can prepay the obligations at their option or upon the occurrence of certain events. The outstanding principal on the term loans will be repaid in quarterly installments equal to (i) $93,750 on the last business day of each quarter ending December 31, 2023, commencing on June 30, 2020 and (ii) $187,500 on the last business day of each quarter thereafter. The maturity date of the Credit Agreement is February 26, 2025.

As of September 30, 2021, the Company has borrowed $5,125,000 in the form of a term loan. The Company paid down $2,500,000 drawn upon the Revolver in the second quarter, and no additional amounts were drawn during the current quarter. As of March 31, 2021 and December 31, 2020, the Company violated certain covenants in the Credit Agreement. On June 18, 2021, the Company entered into an amendment to the Credit Agreement, which reduced the aggregate principal amount from which the Company can borrow to $9,000,000 and concurrently provided a waiver for the covenant violations. As part of the amendment, the Company paid $2,000,000 of the outstanding principal balance on the term loan and no additional principal payments are required until the quarter ending March 31, 2022. The Company determined that the amendment to the Credit Agreement meet the definition of a debt modification under ASC 470-50, Modifications and Extinguishments. Based on the results of the current quarter, the Company will be in violation of the senior leverage ratio covenant within the Credit Agreement. The Company will not seek a waiver of the violation but will pay the remaining principal and interest associated with the Credit Agreement in the upcoming quarter. Therefore, the Credit Agreement term loan, in its entirety, has been reclassified as current debt.

Net debt issuance costs are presented as a direct reduction in the condensed consolidated balance sheets and amount to $229,725 from current debt and $282,512 from long-term debt as of September 30, 2021 and December 31, 2020, respectively. The amortization of the debt issuance costs was charged to interest expense for all periods presented. The amount of debt issuance costs included in interest expense for the nine months ended September 30, 2021 and September 30, 2020 was approximately $52,787 and $41,950, respectively.

The Company paid interest of $193,096 and $168,530 on the Credit Agreement term loan for the nine months ended September 30, 2021 and 2020, respectively.

Note 11. Debt

Short-term debt and current portion of long-term debt at December 31, 2020 and 2019 consists of the following:

	December 31,	December 31,
	2020	2019
1% Paycheck Protection Program Loan, due May 13, 2022	$2,000,000	$—
1% Small Business Administration Loan, due May 2, 2022	2,992,758	—
Current portion of term loan payable	375,000	—
Short-term debt and current portion of long-term debt	$5,367,758	$—

The Company accounts for long-term debt net of debt issuance costs. See Note 2 for a summary of the Company’s policies relating to long-term debt. Long-term debt, net of unamortized debt issuance costs and current portion at December 31, 2020 and 2019, consists of the following:

	December 31,	December 31,
	2020	2019
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025	$7,218,750	$—
Total long-term debt	7,218,750	—
Less:
Unamortized debt issuance costs	282,512	—
Current portion	375,000	—
Long-term debt, net of unamortized debt issuance costs and current portion	$6,561,238	$—

On May 2, 2020, the Company entered into a SBA loan with MUFG Union Bank, N.A. in the amount of $2,992,758, with interest bearing at 1%. The maturity date of the loan is May 2, 2022.

On May 13, 2020, the Company entered into a Paycheck Protection Program (“PPP”) loan with Celtic Bank Corporation in the amount of $2,000,000, with interest bearing at 1%. The maturity date of the loan is May 13, 2022.

The Company has classified the PPP and SBA loans above entirely as current liabilities as the majority of payments will occur throughout 2021.

The application for the PPP and SBA funds required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account its current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its future adherence to the forgiveness criteria.Management has performed an assessment and concluded they met the eligibility requirements to participate in the PPP and SBA programs and it is probable they will qualify for forgiveness, as determined by the program administrators within the parameters of the program. The loan proceeds were used to pay for qualifying salaries in 2020 as qualified expenses were paid. The Company applied for forgiveness in December 2020 for the PPP loan and in March 2021 for the SBA loan; however, the Company’s eligibility and qualified expenses are subject to audit by the SBA and although the Company anticipates it will qualify for forgiveness, the SBA may require the Company to repay all or a portion of the loan value recorded for the year ended December 31, 2020. While the Company believes that the PPP loan was properly obtained, there can be no assurance regarding the outcome of an SBA review.

The Company applied for loan forgiveness in December 2020 for the PPP loan. On June 17, 2021, the Company received notice of forgiveness of the loan.

On February 26, 2020 the Company entered into a credit agreement with MUFG Union Bank (“Credit Agreement”), which allows the Company to borrow up to an aggregate principal amount of $10 million in the form of term loans, revolving credit commitments (“Revolver”), and a letter of credit (“LOC”) facility. The term loans and the Revolver shall bear interest at base rate plus the applicable margin or LIBOR rate plus the applicable margin. The Company can prepay the obligations at their option or upon the occurrence of certain events. The outstanding principal on the term loans will be repaid in quarterly installments equal to (i) $93,750 on the last business day of each quarter ending December 31, 2023, commencing on June 30, 2020 and (ii) $187,500 on the last business day of each quarter thereafter. The maturity date of the Credit Agreement is February 26, 2025.

As of December 31, 2020, the Company has borrowed $7,500,000 in the form of a term loan from the $10,000,000 availability of the Credit Agreement, leaving $2,500,000 available borrowings under the Credit Agreement. The Company violated the senior leverage ratio and fixed charge coverage ratio associated with the Credit Agreement’s variable rate term loan in 2020 and during 2021. On June 18, 2021, the Company entered into an amendment to the Credit Agreement which changed the covenants and concurrently received a waiver for the period ended December 31, 2020.

Net debt issuance costs are presented as a direct reduction of the Company’s long-term debt in the consolidated balance sheets and amount to $282,512 and $0 as of December 31, 2020 and 2019, respectively. The amortization of the debt issuance costs was charged to interest expense for all periods presented. The amount of debt issuance costs included in interest expense for the years ended December 31, 2020 and 2019 was approximately $59,988 and $0, respectively.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2020 are: $375,000 in 2021, 2022, and 2023, $750,000 in 2024, and $5,343,750 in 2025.

The Company paid interest of $226,764 on the Credit Agreement term loan for the year ended December 31, 2020.